Income Taxes - Summary of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	¥ 843,674	¥ 1,190,782	¥ 926,089
Deferred income tax expense (benefit)	332,091	(74,864)	(276,113)
Income tax expense	1,175,765	1,115,918	649,976
TMC and domestic subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	758,772	672,077	403,230
Deferred income tax expense (benefit)	27,783	42,131	(23,792)
Foreign subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	84,902	518,705	522,859
Deferred income tax expense (benefit)	¥ 304,308	¥ (116,995)	¥ (252,321)